BUSINESSES ACQUIRED (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
BUSINESSES ACQUIRED [Abstract]
Aggregate purchase price			$ 97
Amount paid for acquisition	$ 0	$ 0	$ 93